Net interest income - Geographical areas and product group (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Total interest income	kr 14,117	kr 19,315	kr 19,438
Lending to Swedish exporters
Disclosure of geographical areas [line items]
Total interest income	6,098	7,795	7,352
Lending to exporters’ customers
Disclosure of geographical areas [line items]
Total interest income	2,524	3,570	3,679
Remuneration from the CIRR-system	243	240
Liquidity
Disclosure of geographical areas [line items]
Total interest income	5,495	7,950	8,407
Sweden
Disclosure of geographical areas [line items]
Total interest income	6,029	8,014	7,256
Europe except Sweden
Disclosure of geographical areas [line items]
Total interest income	3,718	6,141	6,866
Countries outside of Europe
Disclosure of geographical areas [line items]
Total interest income	4,370	5,160	kr 5,316
France
Disclosure of geographical areas [line items]
Total interest income	1,604	3,662
United States
Disclosure of geographical areas [line items]
Total interest income	kr 1,633	kr 2,139